J.P. MORGAN EXCHANGE-TRADED FUND TRUST

270 Park Avenue

New York, New York 10017

August 4, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	J.P. Morgan Exchange-Traded Fund Trust (the “Trust”) on behalf of

JPMorgan U.S. Dividend ETF,

JPMorgan U.S. Minimum Volatility ETF,

JPMorgan U.S. Momentum Factor ETF,

JPMorgan U.S. Quality Factor ETF and

JPMorgan U.S. Value Factor ETF (the “Funds”)

File No. 333-191837 and 811-22903

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 134 under the 1933 Act (Amendment No. 136 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering the Funds as new series of the Trust.

The Amendment includes the prospectus and Statement of Additional Information for the Funds. The Funds will each be managed as passive ETFs.

If you have any questions or comments, please contact me at (614) 213-4020.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary